SEGMENTED INFORMATION - Geographic (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating segments
Revenues from Mining Operations	$ 3,823,878	$ 3,138,113
Total non-current assets	8,884,388	8,367,567
Canada..
Operating segments
Revenues from Mining Operations	3,004,117	2,296,637
Total non-current assets	6,720,595	6,168,927
Mexico
Operating segments
Revenues from Mining Operations	405,105	469,344
Total non-current assets	671,691	736,908
Finland
Operating segments
Revenues from Mining Operations	414,656	372,132
Total non-current assets	1,458,838	1,447,157
Sweden
Operating segments
Total non-current assets	16,128	13,812
United states
Operating segments
Total non-current assets	$ 17,136	$ 763